RISK MANAGEMENT - Consolidated Credit Risk Exposure (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Assets using LIBOR as benchmark		$ 54,157,335
Liabilities using LIBOR as benchmark			$ 6,613,913
Derivative nominal value of assets		1,336,752
Derivative nominal value of liabilities			1,726,222
Total financial assets with credit risk		290,099,090	248,011,670
Total exposure to credit risk outside of the statement of financial position		37,152,410	32,154,604
Maximum exposure to credit risk	$ 24,432.0	327,251,500	280,166,274
Financial guarantee contracts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total exposure to credit risk outside of the statement of financial position		4,185,261	3,341,641
Credit commitments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total exposure to credit risk outside of the statement of financial position		32,967,149	28,812,963
Loan portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total exposure to credit risk outside of the statement of financial position		206,447,165	182,128,114
Commercial lending portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total exposure to credit risk outside of the statement of financial position		110,986,938	98,936,699
Commercial lending portfolio | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk		110,986,938	98,936,699
Interbank and overnight funds
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total exposure to credit risk outside of the statement of financial position		4,693,678	2,718,961
Interbank and overnight funds | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk		4,693,678	2,718,961
Loans to consumers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total exposure to credit risk outside of the statement of financial position		65,835,457	59,840,451
Loans to consumers | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk		65,835,457	59,840,451
Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk		24,558,771	20,221,683
Total exposure to credit risk outside of the statement of financial position		24,558,771	20,221,683
Mortgages | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk		24,558,771	20,221,683
Microcredit
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total exposure to credit risk outside of the statement of financial position		372,321	410,320
Microcredit | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk		372,321	410,320
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk		12,381,009	9,282,734
Other accounts receivable FVTPL | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk		2,958,385	2,706,030
Cash and cash equivalents | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk		27,687,525	23,464,691
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk		5,580,128	3,053,862
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk		4,780,993	4,673,113
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk		7,385	10,102
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk		28,966,356	21,608,992
Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk		1,133,924	917,434
Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk		$ 156,220	$ 166,598